Loss on impairment of long-lived assets (Details) $ in Millions	1 Months Ended	2 Months Ended	3 Months Ended		7 Months Ended	9 Months Ended	12 Months Ended
	Jun. 30, 2021 USD ($)	Feb. 22, 2022 USD ($)	Sep. 30, 2022 USD ($)	Sep. 30, 2021 USD ($)	Sep. 30, 2022 USD ($)	Sep. 30, 2021 USD ($)	Dec. 31, 2021 USD ($)		Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)
Impaired Long-Lived Assets Held and Used [Line Items]
Impairment of long lived assets							$ 152		$ 4,108	$ 0
Increase in oil price							50.00%
Loss on impairment of long-lived assets	$ (152)	$ 0	$ 0	$ 0	$ 0	$ 152	$ 152		4,087	$ 0
Senior credit facilities | Discount rate | Discounted cash flow
Impaired Long-Lived Assets Held and Used [Line Items]
Fair value, cost of debt percent							0.118
Drilling units
Impaired Long-Lived Assets Held and Used [Line Items]
Impairment of long lived assets							$ 4,087
Loss on impairment of long-lived assets							$ 152	[1]	$ 4,087

[1]	In June 2021 we recorded an impairment of $152 million (December 31, 2020: $4.1 billion) which was reported within “Loss on impairment of long-lived assets” on our Consolidated Statement of Operations. Please refer to Note 11 – “Loss on impairment of long-lived assets” for further details.